EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) shares year $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares $ / shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares			$ 0.12	$ 0.11
Number of Common Shares Held by the Company	61,032,215	58,393,135	61,032,215	58,393,135	58,434,060	63,417,346	56,644,846	56,307,796
Common equity | $	$ (181)	$ (153)	$ (363)	$ (306)
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding	1,571,866,100		1,571,866,100			1,579,311,802
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120		85,120
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	3,300,000			3,800,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 45.21			$ 45.21
Option life, share options granted | year	7.5
Expected volatility, share options granted	17.00%
Weighted average expected dividend yield, annual	2.00%
Risk-free rate	1.40%
Liquidity Discount	25.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Option life, share options granted | year	7.5
Expected volatility, share options granted	17.00%
Weighted average expected dividend yield, annual	2.00%
Risk-free rate	1.40%
Liquidity Discount	25.00%